                NATIONS SEPARATE ACCOUNT TRUST

                       SUPPLEMENT DATED SEPTEMBER 3, 2004
                       TO PROSPECTUSES DATED MAY 1, 2004

  Effective on or about November 2, 2004, the prospectuses for Nations MidCap Growth Portfolio are hereby supplemented by deleting all references to BACAP's Small&MidCap Growth Strategies Team as the portfolio management team for the Portfolio and adding Marsico Capital Management, LLC as the investment sub-adviser to the Portfolio and Corydon J. Gilchrist as the portfolio manager that makes the day- to-day investment decisions for the Portfolio. In addition, effective on or about November 2, 2004, the discussion of the Portfolio under the heading "ABOUT THE PORTFOLIOS" is replaced with the discussion attached at the end of this discussion which reflects changes to the name and principal investment strategies of the Portfolio.

NATIONS MARSICO MIDCAP GROWTH PORTFOLIO

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ABOUT THE SUB-ADVISER

BACAP IS THIS PORTFOLIO'S ADVISER, AND MARSICO CAPITAL MANAGEMENT, LLC (MARSICO CAPITAL) IS ITS SUB-ADVISER. CORYDON J. GILCHRIST IS THE PORTFOLIO MANAGER AND MAKES THE DAY-TO-DAY INVESTMENT DECISIONS FOR THE PORTFOLIO.




 YOU'LL FIND MORE ABOUT MARSICO CAPITAL AND MR. GILCHRIST ON PAGE 51.

WHAT IS A MIDCAP GROWTH PORTFOLIO?

A MIDCAP GROWTH PORTFOLIO INVESTS IN MEDIUM-SIZED COMPANIES WHOSE EARNINGS ARE EXPECTED TO GROW OR TO CONTINUE GROWING. THESE COMPANIES MAY BE EXPANDING IN EXISTING MARKETS, ENTERING INTO NEW MARKETS, DEVELOPING NEW PRODUCTS OR INCREASING THEIR PROFIT MARGINS BY GAINING MARKET SHARE OR STREAMLINING THEIR OPERATIONS.

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
(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks long-term capital growth by investing primarily in equity securities.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   Under normal circumstances, the Portfolio will invest at least 80% of its assets in U.S. companies whose market capitalizations are within the range of companies within the Russell MidCap Growth Index (currently between $613 million and $18 billion, but subject to change due to market fluctuations) and that are believed to have the potential for long-term growth. The Portfolio generally holds a core position of between 50 and 75 equity securities. The Portfolio may hold up to
                   15% of its assets in foreign securities.

The Portfolio may also invest in non-equity securities (which aren't part of its principal investment strategies), but it won't hold more than 10% of its assets in any one type of these non-equity securities. These securities are described in the SAI.

Marsico Capital uses an approach that combines "top-down" economic analysis with "bottom-up" stock selection. The "top-down" approach takes into consideration such macroeconomic factors as interest rates, inflation, the regulatory environment and the global competitive landscape. In addition, Marsico Capital also examines such factors as the most attractive global investment opportunities, industry consolidation and the sustainability of economic trends. As a result of the "top-down" analysis, Marsico Capital identifies sectors, industries and companies which it believes should benefit from the overall trends that Marsico Capital has observed.

Marsico Capital then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company is suitable for investment, Marsico Capital focuses on a number of different attributes that may include factors such as the company's specific market expertise or dominance, its franchise durability and pricing power, solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure), strong and ethical management, apparent commitment to shareholder interests and reasonable valuations in the context of projected growth rates. This is called "bottom-up" stock selection.

As part of this fundamental, "bottom-up" research, Marsico Capital may visit with various levels of a company's management as well as with its customers, suppliers and competitors. Marsico Capital also prepares detailed earnings and cash flow models of companies. These models permit Marsico Capital to attempt to project earnings growth and other important characteristics under different scenarios. Each model is customized to follow a particular company and is intended to attempt to replicate and describe a company's past, present and future performance. The models include quantitative information and detailed narratives that reflect updated interpretations of corporate data.

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THESE COMPANIES CAN HAVE BETTER POTENTIAL FOR RAPID EARNINGS THAN LARGER
COMPANIES. THEY MAY, HOWEVER, HAVE A HARDER TIME SECURING FINANCING AND MAY BE MORE SENSITIVE TO A SETBACK IN SALES THAN LARGER, MORE ESTABLISHED COMPANIES.
--------------------------------------------------------------------------------


Marsico Capital may sell a security when it believes there is a deterioration in the company's financial situation, the security is overvalued, when there is a negative development in the company's competitive, regulatory or economic environment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

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
(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Nations Marsico MidCap Growth Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The team chooses stocks that it believes have the potential for superior long-term growth. There is a risk that the value of these investments will not rise as high as the team expects, or will fall.

      - STOCK MARKET RISK -- The value of the stocks the Portfolio holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - TECHNOLOGY AND TECHNOLOGY-RELATED RISK -- The Portfolio may invest in technology and technology-related companies, which can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants.

      - FOREIGN INVESTMENT RISK -- Because the Portfolio may invest up to 15% of its assets in foreign securities, it can be affected by the risks of foreign investing. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, also may apply to some foreign investments.

                       STATEMENT OF ADDITIONAL INFORMATION

                         NATIONS SEPARATE ACCOUNT TRUST

                         Nations MidCap Growth Portfolio

                May 1, 2004, as supplemented on November 2, 2004

      The Board of Trustees (the "Board") of Nations Separate Account Trust (the "Trust") has approved a change in name for the Nations MidCap Growth Portfolio (the "Portfolio") to Nations Marsico MidCap Growth Portfolio. In connection, the Board also approved an investment sub-advisory contract among BACAP, Marsico Capital Management, LLC ("Marsico Capital") and the Trust, on behalf of the Portfolio. The Board also approved certain changes to the Portfolio's non-principal investment strategies.

      Accordingly, the following changes to the Portfolio's statement of additional information are made:

      1. The term "Marsico MidCap Growth Portfolio" is added as a defined term in Appendix B of the Portfolio's statement of additional information with its full meaning appearing as "Nations Marsico MidCap Growth Portfolio."

      2. References in the Portfolio's statement of additional information to "MidCap Growth Portfolio" are changed to "Marsico MidCap Growth Portfolio."

      3. The information in the Portfolio's statement of additional information under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - Investment Adviser and Sub-Advisers" relating to Marsico Capital is supplemented with the following underlined information:

            "Marsico Capital is investment sub-adviser to Marsico MidCap Growth Portfolio, Marsico 21st Century Portfolio, Marsico Focused Equities Portfolio, Marsico Growth Portfolio and Marsico International Opportunities Portfolio. It is also co-investment sub-adviser to approximately half of the assets of the International Equity Master Portfolio. Marsico Capital is located at 1200 17th Street, Suite 1300, Denver, CO 80202. Thomas F. Marsico is Chairman and Chief Executive Officer of Marsico Capital. Prior to forming Marsico Capital in September 1997, Mr. Marsico had 18 years of experience as a securities analyst/portfolio manager. Marsico Capital is a wholly-owned subsidiary of Bank of America."

      4. The information in the Portfolio's statement of additional information under the heading "DESCRIPTIONS OF THE PORTFOLIOS' INVESTMENTS AND THEIR RISKS - Permissible Portfolio Investments and Investment Techniques - The Stock Portfolios - MidCap Growth Portfolio" is deleted and the following information is added under the new heading "DESCRIPTIONS OF THE PORTFOLIOS' INVESTMENTS AND THEIR RISKS - Permissible Portfolio Investments and Investment Techniques - The Stock Portfolios - Marsico MidCap Growth Portfolio":

            "In addition to the types of securities described in the prospectus for this Portfolio, and consistent with its investment policies, objective and strategies, the Portfolio may invest in the following types of securities only in amounts of less than 10% of its total assets in each case and not in the aggregate: convertible securities; corporate debt securities; derivatives, including futures, options, linked securities and structured products, stripped securities, warrants and swap contracts; foreign securities (other than the types described in the prospectus), including forward foreign currency exchange contracts; high yield/lower-rated debt securities; private placements and other restricted securities; preferred stock; zero-coupon, pay-in-kind and step-coupon securities; provided however, that if any such security type is listed in the Portfolio's prospectus as part of a principal investment strategy, this 10% limitation shall not apply."